Stockholders' Equity (Deficit) (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 24, 2020	Jul. 16, 2020	Apr. 30, 2021	Jul. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares authorized					250,000,000	250,000,000	250,000,000
Common stock, shares issued					30,185,183	53,586,023	30,185,183
Common stock, shares outstanding					30,185,183	53,586,023	30,185,183
Issuance of common stock, net						$ 81,000	$ 300,000
Subsequent Event [Member]
Issuance of common stock, net			$ 3,525,000
Units issued during the period for private placement, shares			5,507,813
Price per unit			$ 0.64
Exercisable period			3 years
Exercise price of warrant			$ 0.64
Investment Agreements [Member]
Issuance of common stock, net					$ 300,000
Issuance of common stock, net, shares					149,799
Two Investment Agreements [Member]
Issuance of common stock, net				$ 81,000
Issuance of common stock, net, shares				39,946
July 2020 Private Placement Agreement [Member]
Issuance of common stock, net		$ 50,000
Units issued during the period for private placement, shares		217,391
Price per unit		$ 0.23
Exercisable period		3 years
Exercise price of warrant		$ 0.64
November 2020 Private Placement Agreement [Member]
Issuance of common stock, net						$ 2,144,908
Issuance of common stock, net, shares	7,206,250
Units issued during the period for private placement, shares						3,603,125
Price per unit	$ 0.001					$ 0.64
Exercisable period						3 years
Exercise price of warrant						$ 0.64
Issuance cost						$ 161,092
Warrants issued during the period	3,603,125